Accrued liabilities and other payables - Schedule of Accrued liabilities and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Payroll and social charges	$ 16,306	$ 16,063
R&D costs	40,171	20,320
Other current liabilities	1,595	1,386
Other (2)	14,963	12,728
Total current accrued expenses and other current liabilities	$ 73,035	$ 50,497